Document and Entity Information	Feb. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001920145
Document Type	8-K
Document Period End Date	Feb. 23, 2026
Entity Registrant Name	Goldman Sachs Private Credit Corp.
Entity Incorporation State Country Code	DE
Entity File Number	814-01627
Entity Tax Identification Number	92-3241797
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false